FINANCIAL INSTRUMENTS (Tables)	2 Months Ended
Mar. 31, 2024
Investments, All Other Investments [Abstract]
Schedule of fair value measurements of financial liabilities [Table Text Block]
Fair value measurements at March 31, 2024 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares (Note 13)	-	-	84,871	84,871

Fair value measurements at January 31, 2024 using:	Level 1	Level 2	Level 3	Total
	$	$	$	$
Financial liabilities:
Earn out shares (Note 13)	-	-	108,233	108,233